UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                        ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      V3 Capital Management, L.P.
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Address:   400 Park Avenue
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           New York, NY  10022
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Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Fitzgerald
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Title:     Senior Managing Member of General Partner
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Phone:     212-421-7548
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Signature, Place, and Date of Signing:

  /s/ Charles Fitzgerald       New York, New York            11/14/12
------------------------   ------------------------------  ----------

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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            14
                                               -------------

Form 13F Information Table Value Total:          98,072
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

















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


        Name of        Title of        Value  Shrs of    SH/   PUT/ Investme Other
         Issuer        Class   CUSIP  (x1000)  PRN AMT  PRN   CALL  DiscretiManagers  Sole  Shared

AMREIT INC              Cl B 03216B208    1482   100000               Sole            Sole
BROOKDALE SENIOR LIVING COM  112463104    4064   175000               Sole            Sole
CAPITAL SENIOR LIVING C COM  140475104    9265   640282               Sole            Sole
CAPITAL TRUST INC MD CM Cl A 14052H506     605   160447               Sole            Sole
CHATHAM LODGING TR CMN  COM  16208T102    7242   521741               Sole            Sole
COUSINS PPTYS INC CMN   COM  222795106   15453  1946218               Sole            Sole
HYATT HOTELS CORP       COM  448579102   19372   482500               Sole            Sole
IRON MOUNTAIN INC CMN   COM  462846106    3411   100000               Sole            Sole
RLJ LODGING TRUST CMN   COM  74965L101    7377   390109               Sole            Sole
SELECT INCOME REIT CMN  COM  81618T100    4559   185157               Sole            Sole
ST. JOE COMPANY CMN     COM  790148100    6335   324861               Sole            Sole
SUMMIT HOTEL PROPERTIES COM  866082100     854   100000               Sole            Sole
TERRENO REALTY CORP     COM  88146M101   15209   962617               Sole            Sole
THOMAS PPTYS GROUP      COM  884453101    2844   488597               Sole            Sole

